Note 4 - Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
(
4
)   Commitments and Contingent Liabilities

For details on our contingent liabilities, see
Note
3
, Summary of Significant Accounting Policies.

Guarantees

There are cross guarantees given by Universal Biosensors, Inc., Universal Biosensors Pty Ltd and Hemostasis Reference Laboratory Inc. as described in note
15.
No
deficiencies of assets exist in any of these companies.
No
liability was recognized by the parent entity or the consolidated entity in relation to this guarantee, as the fair value of the guarantees is immaterial.